Financial instruments - classification	12 Months Ended
Dec. 31, 2024
Financial instruments - classification
Financial instruments - classification

9 Financial instruments – classification

Financial instruments are contracts that give rise to a financial asset of one entity and a corresponding financial liability or equity instrument of a counterparty entity, such as cash, derivatives, loans, deposits and settlement balances. This note presents financial instruments classified in accordance with IFRS 9 – Financial Instruments.

Judgement: classification of financial assets

Classification of financial assets between amortised cost and fair value through other comprehensive income requires a degree of judgement in respect of business models and contractual cashflows.

-	The business model criteria is assessed at a portfolio level to determine whether assets are classified as held to collect or held to collect and sell. Information that is considered in determining the applicable business model includes: the portfolio’s policies and objectives; how the performance and risks of the portfolio are managed, evaluated and reported to management; and the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for sales.
-	The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent solely payments of principal and interest (SPPI). A level of judgement is made in assessing terms that could change the contractual cash flows so that it would not meet the condition for SPPI, including contingent and leverage features, non-recourse arrangements and features that could modify the time value of money.

For accounting policy information refer to Accounting policies 3.8, 3.9 and 3.11.

9 Financial instruments – classification continued

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments in IFRS 9.

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks				92,994		92,994
Trading assets	48,917					48,917
Derivatives (1)	78,406					78,406
Settlement balances				2,085		2,085
Loans to bank - amortised cost (2)				6,030		6,030
Loans to customers - amortised cost (3)				400,326		400,326
Other financial assets	798	5	37,843	24,597		63,243
Intangible assets					7,588	7,588
Other assets (4)					8,396	8,396
31 December 2024	128,121	5	37,843	526,032	15,984	707,985

Cash and balances at central banks				104,262		104,262
Trading assets	45,551					45,551
Derivatives (1)	78,904					78,904
Settlement balances				7,231		7,231
Loans to bank - amortised cost (2)				6,914		6,914
Loans to customers - amortised cost (3)				381,433		381,433
Other financial assets	703	5	28,699	21,695		51,102
Intangible assets					7,614	7,614
Other assets (4)					9,662	9,662
31 December 2023	125,158	5	28,699	521,535	17,276	692,673

For the notes to this table refer to the following page.

9 Financial instruments – classification continued

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (5)	—	—	31,452	—	31,452
Customer deposits	—	—	433,490	—	433,490
Settlement balances	—	—	1,729	—	1,729
Trading liabilities	54,714	—	—	—	54,714
Derivatives (1)	72,082	—	—	—	72,082
Other financial liabilities (6)	—	3,548	57,539	—	61,087
Subordinated liabilities	—	234	5,902	—	6,136
Notes in circulation	—	—	3,316	—	3,316
Other liabilities (7)	—	—	684	3,917	4,601
31 December 2024	126,796	3,782	534,112	3,917	668,607

Bank deposits (5)	—	—	22,190	—	22,190
Customer deposits	—	—	431,377	—	431,377
Settlement balances	—	—	6,645	—	6,645
Trading liabilities	53,636	—	—	—	53,636
Derivatives (1)	72,395	—	—	—	72,395
Other financial liabilities (6)	—	2,888	52,201	—	55,089
Subordinated liabilities	—	237	5,477	—	5,714
Notes in circulation	—	—	3,237	—	3,237
Other liabilities (7)	—	—	748	4,454	5,202
31 December 2023	126,031	3,125	521,875	4,454	655,485

(1)	Includes net hedging derivatives assets of £118 million (2023 - £114 million) and net hedging derivatives liabilities of £464 million (2023 - £270 million).
(2)	Includes items in the course of collection from other banks of £59 million (2023 - £255 million).
(3)	Includes finance lease receivables of £8,998 million (2023 - £8,731 million).
(4)	Includes assets of disposal groups held at FVTPL of nil (2023 - £841 million). The portfolio is classified as level 3 in the fair value hierarchy.
(5)	Includes items in the course of transmission to other banks of £136 million (2023 - £92 million).
(6)

The carrying amount of customer deposits designated at fair value through profit or loss is materially the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(7)	Includes lease liabilities of £630 million (2023 - £670 million), held at amortised cost.

9 Financial instruments – classification continued

We originate loans that include features that change the contractual cash flows based on the borrower meeting certain contractually specified environmental, social and governance (ESG) targets. These are known as ESG-linked, or sustainability-linked, loans. As part of the terms of these loans, the contractual interest rate is reduced or increased if the borrower meets, or fails to meet, specific targets linked to the activity of the borrower, for example reducing carbon emissions, increasing the level of diversity at Board level, or achieving a sustainable supply chain. ESG features are first assessed to ascertain whether the adjustment to the contractual cash flows results in a de minimis exposure to risks or volatility in those contractual cash flows. If this is the case the classification of the loan is not affected. If the effect of the ESG feature is assessed as being more than de minimis, we apply judgement to ensure that the ESG features do not generate compensation for risks that are not in line with a basic lending arrangement. This includes, amongst other aspects, a review of the consistency of the ESG targets with the asset or activity of the borrower, and consideration of the targets within our risk appetite. Some of these loans are an integral part of our climate and sustainable funding and financing target disclosed on page 15 of exhibit 15.2.

The table below analyses financial assets forming a component of ESG-linked loans and other products with contractual terms that could change the timing or amount of cash flows. This is based on balance sheet values as at 31 December and the maximum impact of the potential margin changes on these over a 12 month period.

	2024			2023
		Positive impact on	Negative impact on
	Carrying value	product margin	product margin	Carrying value
	£bn	bps	bps	£bn
Sustainability-linked loans	6.9	3.1	4.0	6.5
Other products	20.2	—	—	16.1
Lending subject to performance triggers	27.1			22.6

Additional information on finance lease receivables

The following table shows the reconciliation of undiscounted finance lease receivables to net investment in finance leases which are presented under Loans to customers-amortised cost on the balance sheet.

	2024	2023
	£m	£m
Amount receivable under finance leases
Within 1 year	3,493	3,340
1 to 2 years	2,499	2,358
2 to 3 years	1,612	1,625
3 to 4 years	842	900
4 to 5 years	464	388
After 5 years	1,043	1,079
Total lease payments	9,953	9,690
Unguaranteed residual values	150	169
Future drawdowns	(12)	(12)
Unearned income	(1,001)	(1,025)
Present value of lease payments	9,090	8,822
Impairments	(92)	(91)
Net investment in finance leases	8,998	8,731

9 Financial instruments – classification continued

Financial instruments – financial assets and liabilities that can be offset

The tables below present information on financial assets and financial liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements together with financial collateral received or given.

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount
				master			after netting	Instruments
				netting			agreements and	outside
		IFRS	Balance	and similar	Cash	Securities	effect of	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2024	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	96,624	(18,746)	77,878	(61,883)	(10,005)	(4,072)	1,918	528	78,406
Derivative liabilities	92,620	(21,027)	71,593	(61,883)	(5,801)	(896)	3,013	489	72,082
Net position (1)	4,004	2,281	6,285	—	(4,204)	(3,176)	(1,095)	39	6,324

Trading reverse repos	42,261	(15,174)	27,087	(1,469)	—	(25,406)	212	40	27,127
Trading repos	45,033	(15,174)	29,859	(1,469)	—	(28,390)	—	703	30,562
Net position	(2,772)	—	(2,772)	—	—	2,984	212	(663)	(3,435)

Non trading reverse repos	45,600	(8,709)	36,891	(80)	—	(36,811)	—	—	36,891
Non trading repos	22,288	(8,709)	13,579	(80)	—	(13,499)	—	—	13,579
Net position	23,312	—	23,312	—	—	(23,312)	—	—	23,312

2023
Derivative assets	99,023	(20,597)	78,426	(60,355)	(12,284)	(3,408)	2,379	478	78,904
Derivative liabilities	95,734	(23,869)	71,865	(60,355)	(6,788)	(1,663)	3,059	530	72,395
Net position (1)	3,289	3,272	6,561	—	(5,496)	(1,745)	(680)	(52)	6,509

Trading reverse repos	39,573	(16,257)	23,316	(664)	—	(22,461)	191	378	23,694
Trading repos	42,442	(16,257)	26,185	(664)	—	(25,520)	1	717	26,902
Net position	(2,869)	—	(2,869)	—	—	3,059	190	(339)	(3,208)

Non trading reverse repos	37,477	(9,646)	27,831	(5)	—	(27,826)	—	80	27,911
Non trading repos	23,605	(9,646)	13,959	(5)	—	(13,954)	—	3	13,962
Net position	13,872	—	13,872	—	—	(13,872)	—	77	13,949

(1)	Net IFRS offset balance of £2,281 million (2023 - £3,272 million)relates to variation margin netting reflected on other balance sheet lines.